PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS (Details) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($) premium	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of defined benefit plans [line items]
Defined benefit plans		$ 64	$ 71	$ 77
Changes in reimbursement rights
Balance at the beginning of the year		12	0
Premiums paid		21	26
Benefits paid		(6)	(3)
Interest income		2	1
Actuarial gain (loss)		7	(12)
Translation		(1)	0
Balance at end of year		35	12	0
2024
Changes in reimbursement rights
Estimated future benefit payments		8
2025
Changes in reimbursement rights
Estimated future benefit payments		8
2026
Changes in reimbursement rights
Estimated future benefit payments		8
2027
Changes in reimbursement rights
Estimated future benefit payments		7
2028
Changes in reimbursement rights
Estimated future benefit payments		7
Thereafter
Changes in reimbursement rights
Estimated future benefit payments		26
Post-retirement medical scheme for AngloGold Ashanti's South African employees
Disclosure of defined benefit plans [line items]
Defined benefit plans		59	66	71
Benefit obligation
Balance at beginning of year		66	71	77
Interest cost		6	6	6
Benefits paid		(6)	(7)	(8)
Actuarial loss (gain)		(2)	(1)	1
Translation		(5)	(3)	(5)
Balance at end of year		$ 59	$ 66	$ 71
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Number of premiums payable | premium	1
Contribution %	100.00%
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Present value of defined benefit obligation [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate (in percent)		10.77%	10.88%	9.79%
Expected increase in health care costs (in percent)		7.37%	7.49%	7.23%
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Plan assets [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Expected increase in health care costs (in percent)		7.50%
Changes in reimbursement rights
Healthcare cost inflation		6.20%
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Not later than two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 20
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Health care cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage of reasonably possible increase in actuarial assumption (in percent)		1.00%
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 4	$ 4	$ 5
Percentage of reasonably possible decrease in actuarial assumption (in percent)		1.00%
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ (3)	(4)	(4)
Other defined benefit plans
Disclosure of defined benefit plans [line items]
Defined benefit plans		$ 5	$ 5	$ 6